Loans and advances to customers - Breakdown (Details) € in Millions, $ in Millions	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Loans And Advances To Customers Line Items
Financial assets	€ 184,596		€ 191,124		€ 199,351
Loans and advances to customers	942,218		882,921		848,915
Without considering the Public Administration
Loans And Advances To Customers Line Items
Loans and advances to customers	€ 942,249
Rest of World | Public sector | Standard & Poors, A Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	3.40%
Rest of World | Public sector | Standard & Poors BBB Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	56.00%
Rest of World | Public sector | Standard & Poors AAA Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	15.90%
Rest of World | Public sector | Standard & Poors AA Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	11.60%
Rest of World | Public sector | Standard & Poors below BBB Rating
Loans And Advances To Customers Line Items
Credit exposure percentage	13.10%
Financial instruments not credit-impaired | Without considering the Public Administration
Loans And Advances To Customers Line Items
Loans and advances to customers	€ 909,741
Gross carrying amount | Fixed interest rate
Loans And Advances To Customers Line Items
Financial assets	546,619		497,365		447,788
Gross carrying amount | Floating interest rate
Loans And Advances To Customers Line Items
Financial assets	417,841		408,863		425,061
Gross carrying amount | SPAIN
Loans And Advances To Customers Line Items
Financial assets	204,810		215,764		227,446
Gross carrying amount | SPAIN | Public sector | Standard & Poors, A Rating
Loans And Advances To Customers Line Items
Loans and advances to customers	9,993	$ 13,615
Gross carrying amount | SPAIN | Public sector | Standard & Poors BBB Rating
Loans And Advances To Customers Line Items
Loans and advances to customers | $				$ 16,470
Gross carrying amount | European Union (excluding Spain)
Loans And Advances To Customers Line Items
Financial assets	460,338		411,550		390,536
Gross carrying amount | United States and Puerto Rico
Loans And Advances To Customers Line Items
Financial assets	100,152		89,325		75,777
Gross carrying amount | Other OECD countries
Loans And Advances To Customers Line Items
Financial assets	86,327		82,607		74,463
Gross carrying amount | Latin America (non-OECD)
Loans And Advances To Customers Line Items
Financial assets	92,145		87,406		88,302
Gross carrying amount | Rest of World
Loans And Advances To Customers Line Items
Financial assets	20,688		19,576		16,325
Gross carrying amount | Rest of World | Public sector
Loans And Advances To Customers Line Items
Loans and advances to customers	12,218	$ 10,952		$ 18,577
Gross carrying amount | Loans and advances - Customers
Loans And Advances To Customers Line Items
Financial assets	964,460		906,228		872,849
Gross carrying amount | Commercial credit
Loans And Advances To Customers Line Items
Financial assets	37,753		33,301		29,287
Gross carrying amount | Secured loans
Loans And Advances To Customers Line Items
Financial assets	513,929		478,068		473,936
Gross carrying amount | Reverse repurchase agreements
Loans And Advances To Customers Line Items
Financial assets	45,703		32,310		18,864
Gross carrying amount | Other term loans
Loans And Advances To Customers Line Items
Financial assets	267,154		265,696		257,441
Gross carrying amount | Finance lease loans
Loans And Advances To Customers Line Items
Financial assets	35,788		30,758		28,511
Gross carrying amount | Receivable on demand
Loans And Advances To Customers Line Items
Financial assets	7,714		8,794		6,721
Gross carrying amount | Credit cards receivables
Loans And Advances To Customers Line Items
Financial assets	23,876		23,083		21,809
Gross carrying amount | Impaired assets
Loans And Advances To Customers Line Items
Financial assets	€ 32,543		€ 34,218		€ 36,280